Cash and Bank Balances - Schedule of Currency Profiles of the Group’s Cash and Bank Balances (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Currency Profiles of the Group’s Cash and Bank Balances [Line Items]
Cash and bank balances	$ 42,222,014	$ 5,435,588	$ 3,660,213
Hong Kong Dollar [Member]
Schedule of Currency Profiles of the Group’s Cash and Bank Balances [Line Items]
Cash and bank balances	1,442,164	185,662	3,660,213
United States Dollar [Member]
Schedule of Currency Profiles of the Group’s Cash and Bank Balances [Line Items]
Cash and bank balances	$ 40,779,850	$ 5,249,926